American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2024

Mid Cap Value - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 0.9%
Huntington Ingalls Industries, Inc.	293,892	72,394,416
Automobile Components — 1.0%
Aptiv PLC(1)	583,894	41,117,815
BorgWarner, Inc.	1,414,711	45,610,283
		86,728,098
Banks — 4.9%
Commerce Bancshares, Inc.	1,462,766	81,593,087
First Hawaiian, Inc.	2,167,550	44,998,338
PNC Financial Services Group, Inc.	326,766	50,805,578
Truist Financial Corp.	3,334,521	129,546,141
U.S. Bancorp	1,328,599	52,745,380
Westamerica BanCorp	1,001,532	48,604,348
		408,292,872
Beverages — 1.4%
Heineken NV	689,539	66,710,135
Pernod Ricard SA	357,792	48,817,016
		115,527,151
Building Products — 1.1%
Cie de Saint-Gobain SA	445,408	34,641,221
Johnson Controls International PLC	786,281	52,264,098
		86,905,319
Capital Markets — 5.8%
AllianceBernstein Holding LP	957,470	32,352,911
Bank of New York Mellon Corp.	3,087,602	184,916,484
Northern Trust Corp.	1,860,898	156,278,214
T Rowe Price Group, Inc.	911,020	105,049,716
		478,597,325
Chemicals — 0.8%
Akzo Nobel NV	1,146,755	69,893,889
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	206,864	40,201,950
Communications Equipment — 2.1%
F5, Inc.(1)	619,884	106,762,621
Juniper Networks, Inc.	1,737,613	63,353,370
		170,115,991
Construction and Engineering — 1.1%
Vinci SA	848,610	89,447,192
Construction Materials — 0.5%
CRH PLC	570,671	42,788,912
Consumer Staples Distribution & Retail — 3.1%
Dollar Tree, Inc.(1)	972,375	103,820,479
Koninklijke Ahold Delhaize NV	5,319,990	156,551,811
		260,372,290
Containers and Packaging — 2.9%
Amcor PLC	2,538,531	24,826,833
Graphic Packaging Holding Co.	2,280,225	59,764,697
Packaging Corp. of America	467,907	85,421,102
Sonoco Products Co.	1,333,766	67,648,612
		237,661,244

Diversified Telecommunication Services — 0.8%
BCE, Inc.	1,929,983	62,510,542
Electric Utilities — 6.6%
Duke Energy Corp.	1,227,276	123,009,873
Edison International	2,119,413	152,195,048
Evergy, Inc.	1,845,640	97,763,551
Eversource Energy	1,592,349	90,302,112
Pinnacle West Capital Corp.	594,651	45,419,443
Xcel Energy, Inc.	770,625	41,159,081
		549,849,108
Electrical Equipment — 1.9%
Atkore, Inc.	188,066	25,375,745
Emerson Electric Co.	1,173,504	129,273,201
		154,648,946
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	489,601	73,650,678
Energy Equipment and Services — 1.3%
Baker Hughes Co.	3,119,255	109,704,198
Entertainment — 0.4%
Electronic Arts, Inc.	227,342	31,675,561
Food Products — 3.4%
Conagra Brands, Inc.	6,202,395	176,272,066
General Mills, Inc.	1,597,213	101,039,694
		277,311,760
Gas Utilities — 1.8%
ONE Gas, Inc.	1,041,430	66,495,306
Spire, Inc.	1,309,825	79,545,672
		146,040,978
Ground Transportation — 1.8%
Heartland Express, Inc.	345,506	4,260,089
Norfolk Southern Corp.	686,857	147,461,329
		151,721,418
Health Care Equipment and Supplies — 6.5%
Becton Dickinson & Co.	330,310	77,196,750
Dentsply Sirona, Inc.	1,610,476	40,116,957
Envista Holdings Corp.(1)	2,588,607	43,048,535
GE HealthCare Technologies, Inc.(1)	614,133	47,853,243
Hologic, Inc.(1)	1,030,244	76,495,617
Zimmer Biomet Holdings, Inc.	2,300,298	249,651,342
		534,362,444
Health Care Providers and Services — 8.4%
Cardinal Health, Inc.	1,077,285	105,918,661
Cencora, Inc.	100,306	22,598,942
Centene Corp.(1)	921,195	61,075,229
Henry Schein, Inc.(1)	2,437,842	156,265,672
Labcorp Holdings, Inc.	416,412	84,744,006
Quest Diagnostics, Inc.	1,115,672	152,713,184
Universal Health Services, Inc., Class B	615,996	113,916,140
		697,231,834
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	5,419,468	106,221,573
Hotels, Restaurants and Leisure — 0.9%
Darden Restaurants, Inc.	309,501	46,833,691
Sodexo SA	318,311	28,673,778
		75,507,469

Household Durables — 0.6%
Mohawk Industries, Inc.(1)	469,148	53,290,521
Household Products — 2.4%
Henkel AG & Co. KGaA, Preference Shares	710,305	63,243,283
Kimberly-Clark Corp.	979,459	135,361,234
		198,604,517
Insurance — 5.8%
Aflac, Inc.	442,033	39,477,967
Allstate Corp.	889,359	141,995,058
Hanover Insurance Group, Inc.	560,209	70,272,617
Reinsurance Group of America, Inc.	369,794	75,907,615
Willis Towers Watson PLC	595,172	156,018,388
		483,671,645
IT Services — 2.0%
Amdocs Ltd.	1,233,788	97,370,549
Cognizant Technology Solutions Corp., Class A	959,381	65,237,908
		162,608,457
Machinery — 2.4%
Cummins, Inc.	173,863	48,147,881
Dover Corp.	123,852	22,349,093
Oshkosh Corp.	828,274	89,619,247
Timken Co.	516,854	41,415,511
		201,531,732
Media — 1.9%
Fox Corp., Class B	1,244,573	39,851,227
Interpublic Group of Cos., Inc.	3,404,907	99,048,745
Omnicom Group, Inc.	236,434	21,208,130
		160,108,102
Multi-Utilities — 3.7%
CMS Energy Corp.	1,096,763	65,290,301
Northwestern Energy Group, Inc.	2,796,632	140,055,331
WEC Energy Group, Inc.	1,268,703	99,542,437
		304,888,069
Oil, Gas and Consumable Fuels — 4.7%
Coterra Energy, Inc.	2,262,813	60,349,223
Enterprise Products Partners LP	5,705,488	165,345,042
EQT Corp.	1,769,622	65,440,622
Occidental Petroleum Corp.	1,516,307	95,572,830
		386,707,717
Passenger Airlines — 1.2%
Southwest Airlines Co.	3,537,655	101,212,310
Personal Care Products — 1.1%
Kenvue, Inc.	4,977,171	90,484,969
Residential REITs — 1.4%
Equity Residential	1,279,252	88,703,334
Essex Property Trust, Inc.	113,657	30,937,435
		119,640,769
Retail REITs — 2.5%
Realty Income Corp.	2,363,231	124,825,861
Regency Centers Corp.	1,302,009	80,984,960
		205,810,821
Semiconductors and Semiconductor Equipment — 0.7%
ON Semiconductor Corp.(1)	568,922	38,999,603
Teradyne, Inc.	149,562	22,178,549
		61,178,152

Specialized REITs — 1.7%
Public Storage	297,359	85,535,317
VICI Properties, Inc.	1,833,858	52,521,693
		138,057,010
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	2,804,181	98,202,419
Trading Companies and Distributors — 3.4%
Beacon Roofing Supply, Inc.(1)	971,511	87,921,746
Bunzl PLC	2,540,792	96,535,026
MSC Industrial Direct Co., Inc., Class A	1,166,897	92,546,601
		277,003,373
TOTAL COMMON STOCKS (Cost $7,480,813,711)		8,172,363,741
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	363,482	363,482
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $4,837,987), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $4,741,495)		4,739,406
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $51,805,964), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $50,812,432)		50,790,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.875% - 5.00%, 8/31/25 - 11/15/32, valued at $19,369,240), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $18,989,367)		18,981,000
		74,510,406
TOTAL SHORT-TERM INVESTMENTS (Cost $74,873,888)		74,873,888
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,555,687,599)		8,247,237,629
OTHER ASSETS AND LIABILITIES — 0.3%		22,634,576
TOTAL NET ASSETS — 100.0%		$8,269,872,205

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,017,963	CAD	73,592,182	Bank of America N.A.	9/27/24	$113,707
EUR	11,114,586	USD	11,949,814	Citibank N.A.	9/27/24	2,978
USD	124,655,821	EUR	115,531,704	Bank of America N.A.	9/27/24	411,298
USD	124,599,095	EUR	115,531,705	Citibank N.A.	9/27/24	354,572
USD	124,730,108	EUR	115,531,705	Morgan Stanley	9/27/24	485,585
USD	124,655,243	EUR	115,531,704	UBS AG	9/27/24	410,720
USD	82,931,368	GBP	65,308,517	Goldman Sachs & Co.	9/27/24	322,327
						$2,101,187

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$115,527,151	—
Building Products	$52,264,098	34,641,221	—
Chemicals	—	69,893,889	—
Construction and Engineering	—	89,447,192	—
Consumer Staples Distribution & Retail	103,820,479	156,551,811	—
Diversified Telecommunication Services	—	62,510,542	—
Hotels, Restaurants and Leisure	46,833,691	28,673,778	—
Household Products	135,361,234	63,243,283	—
Trading Companies and Distributors	180,468,347	96,535,026	—
Other Industries	6,936,591,999	—	—
Short-Term Investments	363,482	74,510,406	—
	$7,455,703,330	$791,534,299	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,101,187	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.